Schedule of movements in deferred tax liabilities (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Deferred Tax Liabilities
Deferred tax liabilities, balance		$ 68,224	$ 79,348
Recognized in profit or loss		(68,224)	(11,124)
Deferred tax liabilities, balance			$ 68,224